Revenue from Contracts with Customers - Additional Information (Details 1) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01	Dec. 31, 2020
Initial Franchise Fee | Minimum
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, remaining contract periods	1 year
Initial Franchise Fee | Maximum
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, remaining contract periods	30 years
Membership Fees | Minimum
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, remaining contract periods	1 year
Membership Fees | Maximum
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, remaining contract periods	5 years
Greentree Reward Membership Program
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, remaining contract periods	2 years